Segment information	12 Months Ended
Mar. 31, 2026
Segment Information
Segment information

5. Segment information

For management purposes, the Group is organized into lines of business (LOBs) based on its products and services and has three reportable segments as mentioned below. The LOBs offer different products and services, and are managed separately because the nature of products and/ or methods used to distribute the services are different. For each of these LOBs, the Chief Executive Officer (CEO) reviews internal management reports for making decisions related to performance evaluation and resource allocation. Thus, the CEO is construed to be the Chief Operating Decision Maker (CODM). The CODM uses Adjusted Margin, a non IFRS measure, to assess segment profitability and in deciding how to allocate resources and in assessing performance. The Adjusted Margin is arrived at by (i) adding back customer inducement costs including customers incentives, customer acquisition cost and loyalty program costs, which are recorded as a reduction of revenue, and (ii) reducing service costs, from the ‘Revenue as per IFRS - Rendering of services.’

The following summary describes the operations in each of the Group’s reportable segments:

1. Air Ticketing: Through internet, mobile based platform and call-centers, the Group provides the facility to book and service international and domestic air tickets to ultimate customers through B2C (Business to Consumer), Business to Enterprise (B2E) and B2B2C (Business to Business to Consumer) channels.

2. Hotels and Packages: Through an internet and mobile based platform and call-centers, the group provides holiday packages and hotel reservations and Meeting, Incentives, Conferences, & Exhibitions (M.I.C.E). For internal reporting purpose, the revenue related to Airline Ticketing issued as a component of group developed holiday package is assigned to Hotel and Package segment and is recorded on a gross basis. The hotel reservations form integral part of the holiday packages and, accordingly, is treated as one reportable segment due to similarities in the nature of services

3. Other services primarily include the income from sale of rail and bus tickets and income from freight forwarding services. The Other services do not meet any of the quantitative thresholds to be a reportable segment for any of the periods presented in these consolidated financial statements. However, management has considered this as the reportable segment and disclosed it separately, since the management believes that information about the segment would be useful to users of the consolidated financial statements.

Information about Reportable Segments:

	Reportable segments
	Air Ticketing			Hotels and Packages			Other Services			Total
	March 31			March 31			March 31			March 31
Particulars	2024	2025	2026	2024	2025	2026	2024	2025	2026	2024	2025	2026

Revenue as per IFRS - Rendering of services*	1,729,305	1,925,254	2,449,428	1,693,962	5,138,044	6,775,312	160,531	320,165	314,438	3,583,798	7,383,464	9,539,178
Customer inducement and acquisition costs	2,773,118	1,662,928	1,923,230	312,206	350,741	260,058	18,544	15,858	13,956	3,103,868	2,029,527	2,197,244
Service cost	-	-	-	(866,039)	(4,016,080)	(5,273,474)	-	(22,966)	-	(866,039)	(4,039,046)	(5,273,474)
Adjusted margin	4,502,423	3,588,182	4,372,658	1,140,129	1,472,705	1,761,897	179,075	313,057	328,394	5,821,627	5,373,945	6,462,948

Other revenue #										606,099	571,058	534,852
Other income										102,362	108,957	46,558
Customer inducement and acquisition costs (recorded as a reduction of revenue)										(3,103,868)	(2,029,527)	(2,197,244)
Personnel expenses										(1,348,215)	(1,596,258)	(1,988,886)
Marketing and sales promotion expenses										(459,935)	(430,106)	(219,987)
Other operating expenses										(1,579,352)	(1,779,465)	(2,352,055)
Finance cost										(286,998)	(106,877)	(127,692)
Depreciation and amortization										(197,527)	(308,899)	(411,505)
Finance income										170,714	207,824	206,761
Listing and related expenses										(54,238)	-	-
Profit/(Loss) before taxes										(329,331)	10,652	(46,250)
Tax (expense)/benefit										(37,174)	12,849	(19,768)
Profit/(Loss) for the year										(366,505)	23,501	(66,018)

*	There were no inter-segment revenue during the year ended March 31, 2024, March 31, 2025 and March 31, 2026. This amount constitutes of ‘revenue from external customer only.

#	Other revenue primarily comprises the advertisement income from hosting advertisements on our internet web-sites, income from sale of coupons and vouchers and income from facilitating website access to travel insurance companies. The operations do not meet any of the quantitative thresholds to be a reportable segment for any of the periods presented in these consolidated financial statements.

The CODM does not review segment assets or segment liabilities in allocating resources or assessing segment performance. Accordingly, such information is not disclosed in accordance with IFRS Accounting Standards.

Notes: For purposes of reporting to the CODM, certain promotion expenses including upfront cash incentives, loyalty programs costs for customer inducement and acquisition costs for promoting transactions across various booking platforms, which are reported as a reduction of revenue, are added back to the respective segment revenue lines and marketing and sales promotion expenses. For reporting in accordance with IFRS, such expenses are recorded as a reduction from the respective revenue lines. Therefore, the reclassification excludes these expenses from the respective segment revenue lines and adds them to the marketing and sales promotion expenses (included under Unallocated expenses).

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amounts in INR thousands, except per share data and number of shares)

Reconciliation of Reportable Segments Revenue to the Group’s Total Revenue:

	Total
	March 31
Particulars	2024	2025	2026
Revenue as per IFRS - Rendering of services	3,583,798	7,383,464	9,539,178
Other Revenue	606,099	571,058	534,852
Total Revenue	4,189,897	7,954,522	10,074,030

Geographical Information:

Given that Company’s products and services are available on a technology platform to customers globally, consequently, the necessary information to track accurate geographical location of customers is not available.

Non-current assets are disclosed based on respective physical location of the assets

	Non current assets*
	March 31, 2025	March 31, 2026

India	2,664,836	2,841,339
Others	-	-
Total	2,664,836	2,841,339

*	Non-current assets presented above represent property, plant and equipment, right-of-use assets and intangible assets and goodwill.

Major Customers:

Considering the nature of business, customers normally include individuals and business enterprises. Further, none of the corporate and other customers account for more than 10% or more of the Group’s revenues in any of the three years presented.